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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000






                                        March 1, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust VIII (the "Trust") (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R) Strategic Income Fund ("MSI") and MFS(R)Global Growth Fund ("WGF")


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 16 for MSI and WGF (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2000 for MSI and WGF.

         Please call the undersigned or Shauna Fahey at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn